TANGIBLE FIXED ASSETS - Schedule of Tangible Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	$ 2,170.3	$ 1,865.3
Balance as of 31 December	2,842.7	2,170.3	$ 1,865.3
PREPAYMENTS ON VESSELS
Beginning balance	86.0	0.0	12.0
Additions	111.5	126.6	43.1
Transferred to vessels	(197.5)	(40.6)	(55.1)
End balance	0.0	86.0	0.0
Land and buildings
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	5.5	3.8
Balance as of 31 December	8.1	5.5	3.8
Land and buildings | Cost: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	14.6	12.0	10.9
Exchange rate adjustments	(0.2)	(0.2)	(0.3)
Additions	5.6	4.4	0.3
Additions from business combinations	0.0	0.0	1.1
Disposals	2.4	1.6	0.0
Balance as of 31 December	17.6	14.6	12.0
Land and buildings | Depreciation: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(9.1)	(8.2)	(6.1)
Exchange rate adjustments	0.2	0.0	(0.2)
Disposals	(2.3)	(1.6)	0.0
Depreciation for the year	2.5	2.5	2.3
Balance as of 31 December	(9.5)	(9.1)	(8.2)
Vessels and capitalized dry-docking
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	2,070.2	1,855.9
Balance as of 31 December	2,826.7	2,070.2	1,855.9
Vessels and capitalized dry-docking | Cost: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	2,622.1	2,421.2	2,443.3
Additions	792.7	476.0	77.2
Disposals	20.7	31.9	14.2
Transferred from prepayments	197.5	40.6	55.1
Transferred to assets held for sale	90.7	283.8	140.2
Balance as of 31 December	3,500.9	2,622.1	2,421.2
Vessels and capitalized dry-docking | Depreciation: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(536.3)	(543.8)	(475.0)
Disposals	(20.7)	(31.9)	(14.2)
Depreciation for the year	186.7	143.7	133.7
Transferred to assets held for sale	(41.7)	(119.3)	(50.7)
Balance as of 31 December	(660.6)	(536.3)	(543.8)
Vessels and capitalized dry-docking | Impairment: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(15.6)	(21.5)	(30.5)
Transferred to assets held for sale	(2.0)	(5.9)	(11.7)
Impairment losses on tangible fixed assets	0.0	0.0	2.7
Balance as of 31 December	(13.6)	(15.6)	(21.5)
Other plant and operating equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	4.4	5.6
Balance as of 31 December	3.3	4.4	5.6
Other plant and operating equipment | Cost: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	11.2	10.5	9.3
Exchange rate adjustments	(0.1)	0.0	(0.2)
Additions	1.3	1.3	0.8
Disposals	6.5	0.6	0.7
Balance as of 31 December	5.9	11.2	10.5
Other plant and operating equipment | Cost: | Property, plant and equipment subject to operating leases | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Additions from business combinations	0.0	0.0	1.6
Transferred from prepayments	0.0	0.0	(0.3)
Other plant and operating equipment | Depreciation: | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance as of 01 January	(6.8)	(4.9)	(3.0)
Exchange rate adjustments	(0.1)	0.0	(0.2)
Disposals	(5.9)	(0.6)	(0.6)
Depreciation for the year	1.8	2.5	2.8
Balance as of 31 December	(2.6)	(6.8)	(4.9)
Other plant and operating equipment | Depreciation: | Property, plant and equipment subject to operating leases | Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Transferred from prepayments	$ 0.0	$ 0.0	$ (0.1)